BASIC AND DILUTED EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
BASIC AND DILUTED EARNINGS PER SHARE [abstract]
Disclosure of basic and diluted earnings per share

12.   BASIC AND DILUTED EARNINGS PER SHARE

The calculation of basic earnings per share for the years ended December 31, 2016, 2017 and 2018 is based on the net income attributable to ordinary owners of the Company of RMB 46,672, RMB 51,244 and RMB 61,618, respectively, and the weighted average number of shares of 121,071,209,646,  121,071,209,646 and 121,071,209,646, respectively.

The calculation of diluted earnings per share for the years ended December 31, 2016, 2017 and 2018 is based on the net income attributable to ordinary owners of the Company (diluted) of RMB 46,669, RMB 51,242 and RMB 61,618, respectively, and the weighted average number of shares of 121,071,209,646,  121,071,209,646 and 121,071,209,646,  respectively, calculated as follows:

(i) Net income attributable to ordinary owners of the Company (diluted)

	2016	2017	2018
	RMB	RMB	RMB

Net income attributable to ordinary owners of the Company	46,672	51,244	61,618
After tax effect of employee share option scheme of Shanghai Petrochemical	(3)	(2)	—
Net income attributable to ordinary owners of the Company (diluted)	46,669	51,242	61,618

(ii) Weighted average number of shares (diluted)

	2016	2017	2018
	Number of	Number of	Number of
	shares	shares	shares

Weighted average number of shares as of December 31	121,071,209,646	121,071,209,646	121,071,209,646
Weighted average number of shares (diluted) as of December 31	121,071,209,646	121,071,209,646	121,071,209,646